Revenue - Schedule of Disaggregates the Group’s Revenue (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total revenue	$ 2,618,928	$ 3,501,947
Cross-border sales [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total revenue	8,278	800,751
Headset Trademark and Patent Licensing [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total revenue	720,000
Fully managed e-commerce operation services [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total revenue	1,864,191	2,591,308
Digital marketing services [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total revenue		76,907
Others [Member]
Schedule of Disaggregates the Group’s Revenue [Line Items]
Total revenue	$ 26,459	$ 32,981